Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended											12 Months Ended																	12 Months Ended				9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended	0 Months Ended	9 Months Ended
	Dec. 31, 2012 sqft	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2010 One Park Ten [Member] sqft	Dec. 31, 2011 233 North Michigan [Member] sqft	Dec. 31, 2011 Greenbrier I & II [Member] sqft	Dec. 31, 2011 Glen Forest [Member] sqft	Dec. 31, 2011 Tower at Gervais [Member] sqft		Dec. 31, 2010 Tower at Gervais [Member]	Dec. 31, 2011 Wells Fargo [Member] sqft	Dec. 31, 2012 Fund I Assets [Member] Asset sqft Property	Dec. 31, 2011 Fund I Assets [Member] Asset sqft Property	Dec. 31, 2011 2011 Dispositions [Member] sqft	Dec. 31, 2012 Falls Pointe [Member] sqft	Dec. 31, 2012 111 East Wacker [Member] sqft	Dec. 31, 2012 Renaissance Center [Member] sqft	Dec. 31, 2012 Non-Core Assets [Member] Asset sqft Property		Dec. 31, 2012 Non-Core Assets [Member] Property sqft Asset		Dec. 31, 2011 Non-Core Assets [Member]	Dec. 31, 2010 Non-Core Assets [Member]	Dec. 31, 2012 Non-Core Assets [Member] Richmond, VA [Member] Asset	Dec. 31, 2012 Non-Core Assets [Member] Memphis, TN [Member] Asset	Dec. 31, 2012 Non-Core Assets [Member] Jackson, MS [Member] Asset	Dec. 31, 2012 Overlook II [Member] sqft	Dec. 31, 2012 Wink Building [Member] sqft	Dec. 31, 2012 Ashford/Peachtree [Member] sqft	Dec. 31, 2012 Sugar Grove [Member] sqft	Dec. 31, 2012 2012 Dispositions [Member] sqft	Dec. 31, 2012 Additional Assets Sold [Member] Property	Dec. 31, 2012 Atrium at Stoneridge sqft	Dec. 31, 2012 Waterstone and Meridian sqft	Dec. 31, 2012 Bank of America Plaza sqft	Sep. 30, 2013 Subsequent Event Waterstone [Member] sqft	Mar. 20, 2013 Subsequent Event Atrium at Stoneridge sqft	Mar. 31, 2013 Subsequent Event Atrium at Stoneridge	Sep. 30, 2013 Subsequent Event Atrium at Stoneridge sqft	Jul. 10, 2013 Subsequent Event Waterstone and Meridian Property sqft	Sep. 30, 2013 Subsequent Event Meridian [Member] sqft	Jul. 17, 2013 Subsequent Event Bank of America Plaza sqft	Sep. 30, 2013 Subsequent Event Bank of America Plaza sqft	Sep. 30, 2013 Subsequent Event 2013 Dispositions [Member] sqft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Location														Houston, TX	Chicago, IL	Hampton Roads, VA	Richmond, VA	Columbia, SC	[1]		Houston, TX		Various		Atlanta, GA	Chicago, IL	Memphis, TN	Various	[2]	Various	[2]						Atlanta, GA	New Orleans, LA	Atlanta, GA	Houston, TX						Atlanta, GA			Columbia, SC		Atlanta, GA		Nashville, TN
Area of real estate property (in square feet)	11,900,000								11,900,000		163,000	260,000	337,000	163,000	1,070,000	172,000	81,000	298,000	[1]		134,000	2,700,000	1,956,000	3,711,000	107,000	1,013,000	189,000	1,932,000	[2]	1,932,000	[2]						260,000	32,000	321,000	124,000	3,978,000		108,000	190,000	436,000	93,000	108,000		108,000	190,000	97,000	436,000	436,000	734,000
Disposal Date														Apr. 15, 2010	May 11, 2011	Jul. 19, 2011	Aug. 16, 2011	Sep. 08, 2011	[1]		Dec. 09, 2011		Dec. 31, 2011		Jan. 06, 2012	Jan. 09, 2012	Mar. 01, 2012										Apr. 30, 2012	Jun. 08, 2012	Jul. 01, 2012	Oct. 23, 2012						Jul. 10, 2013			Mar. 20, 2013		Jul. 10, 2013		Jul. 17, 2013
Net Sales Price	$ 382,126,000				$ 455,917,000				$ 382,126,000	$ 455,917,000	$ 14,924,000			$ 14,924,000	$ 156,546,000	$ 16,275,000	$ 8,950,000	$ 18,421,000	[1]		$ 0		$ 255,725,000		$ 5,824,000	$ 153,240,000	$ 27,661,000	$ 125,486,000	[2]	$ 125,486,000	[2]						$ 29,467,000	$ 705,000	$ 29,440,000	$ 10,303,000						$ 3,400,000			$ 3,050,000		$ 6,800,000		$ 42,800,000	$ 56,050,000
Net Book Value of Real Estate	369,187,000				438,092,000				369,187,000	438,092,000	6,406,000			6,406,000	152,254,000	15,070,000	7,880,000	18,421,000	[1]		0		244,467,000		4,467,000	153,237,000	24,629,000	122,157,000	[2]	122,157,000	[2]						28,689,000	803,000	28,148,000	7,057,000
Gain on sale of real estate from discontinued operations									12,939,000	17,825,000	8,518,000			8,518,000	4,292,000	1,205,000	1,070,000	0	[1]		0		11,258,000		1,357,000	3,000	3,032,000			3,329,000	[2]						778,000	(98,000)	1,292,000	3,246,000								542,000				11,500,000
Impairment loss on real estate discontinued operations									107,839,000	86,221,000	0			0	0	0	0	6,147,000	[1]		11,561,000		68,513,000		0	19,050,000	9,200,000			51,889,000	[2]						10,500,000	0	17,200,000	0
Impairment loss on real estate									5,700,000	6,420,000	0							2,700,000		3,400,000												51,200,000	640,000
Gross Proceeds From Sale of Real Estate Discontinued Operations																						344,300,000						147,700,000		147,700,000												168,800,000
Number of real estate properties sold																						13	9					15		15				5	4	6						4								2
Area of property sold under agreement to sell (in square feet)																						770,000
Mortgage loans assumed by buyer for property sold																						292,000,000				147,900,000		41,700,000		41,700,000
Proportionate share of mortgage loans assumed																						82,400,000						31,900,000		31,900,000
Number of additional assets sold																						4						15		15				5	4	6
Weighted average interest rate on mortgage loans assumed by the buyer for properties sold (in hundredths)																						5.60%
Net proceeds from the sale																						14,200,000								94,300,000												14,800,000					3,000,000
Revenues and expenses for office properties reported in discontinued operations [Abstract]
Income from office and parking properties									24,007,000	146,972,000	173,505,000
Total Revenues									24,007,000	146,972,000	173,505,000
Expenses [Abstract]
Operating expenses									10,853,000	66,116,000	74,677,000
Management company expense									350,000	288,000	380,000
Interest expense									5,575,000	30,989,000	35,927,000
Gain on extinguishment of debt									(1,494,000)	(7,635,000)	0
Non-cash expense on interest rate swap									(215,000)	2,338,000	0
Depreciation and amortization									4,275,000	58,021,000	67,270,000
Impairment loss									3,500,000	189,940,000	4,120,000
Total Expenses									22,844,000	340,057,000	182,374,000
Equity in loss of unconsolidated joint ventures									19,000	0	0
Income (loss) from discontinued operations	(2,790,000)	158,000	108,000	3,668,000	(55,842,000)	(131,275,000)	(3,646,000)	(2,322,000)	1,144,000	(193,085,000)	(8,869,000)
Gain on sale of real estate from discontinued operations									12,939,000	17,825,000	8,518,000			8,518,000	4,292,000	1,205,000	1,070,000	0	[1]		0		11,258,000		1,357,000	3,000	3,032,000			3,329,000	[2]						778,000	(98,000)	1,292,000	3,246,000								542,000				11,500,000
Total discontinued operations									14,083,000	(175,260,000)	(351,000)
Net income (loss) attributable to noncontrolling interest from discontinued operations									(4,184,000)	75,836,000	7,221,000
Total discontinued operations - Parkway's Share									$ 9,899,000	$ (99,424,000)	$ 6,870,000

[1]	During 2010 and 2011, the Company recognized non-cash impairment losses on this property of $3.4 million and $2.7 million, respectively.
[2]	During 2010 and 2011, the Company recognized non-cash impairment losses associated with these properties of $640,000 and $51.2 million, respectively.